Short-term bank loans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Dec. 31, 2022	Dec. 22, 2022	Sep. 29, 2022	Dec. 17, 2021
Debt Instrument, Interest Rate, Stated Percentage			6.00%		6.00%		6.00%
Debt Instrument, Collateral Amount	$ 298,000			$ 351,128
Short-term Bank Loans and Notes Payable	3,044,823			$ 3,636,591
Interest Expense	265,579	$ 106,978
Notes Payable to Banks [Member]
Interest Expense	72,687	$ 106,978
Tantech Charcoal 1 [Member] | Loan payable to Bank of China Lishui Branch | Building And Land Use Right [Member]
Debt Instrument, Collateral Amount					$ 3,600,000
Tantech Charcoal 2 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount					$ 2,217,423
Debt Instrument, Interest Rate, Stated Percentage					4.35%
Debt Instrument, Collateral Amount					$ 200,000
Tantech Bamboo Two[ Member] | Loan Payable To Spd Bank [Member] | Building And Land Use Right [Member]
Debt Instrument, Face Amount						$ 1,379,000
Debt Instrument, Interest Rate, Stated Percentage						3.90%
Debt Instrument, Collateral Amount						$ 4,000,000.0
Outstanding balance	$ 827,400